Segment information	12 Months Ended
Dec. 31, 2024
Operating Segments [Abstract]
Segment information	D.35. Segment information
Sanofi reports segment information for the Biopharma operating segment, further to the opening of exclusive negotiations between Sanofi and Clayton, Dubilier & Rice (CD&R) on October 21, 2024 with a view to selling an equity interest in Opella, which would lead to loss of control over Opella on the effective closing date, scheduled for the second quarter of 2025 at the earliest.
Prior to the opening of those exclusive negotiations, Opella (formerly Consumer Healthcare) was an operating segment of Sanofi.
As a result of the announcement of the Proposed Opella Transaction (as defined in Note D.1.1.2. Project to divest a controlling interest in Opella), as of the fourth quarter of 2024 Opella meets the criteria for a discontinued operation under IFRS 5 (see Note
B.7.), and the net income from this business is now presented separately within the line item Net income from discontinued
operations in the consolidated income statement. This presentation in a separate line item in the income statement applies to results of operations for the current period, and for the comparative periods presented. With effect from that date, Sanofi became a dedicated Biopharma company of which the performance, based on internal management reporting, is subject to regular review by the Chief Executive Officer, Sanofi's chief operating decision-maker.
The Biopharma operating segment comprises commercial operations and research, development and production activities relating to the Specialty Care, General Medicines and Vaccines franchises plus support and corporate functions, for all geographical territories. It also includes revenues generated by legal entities within the Biopharma segment (and included in the scope of continuing operations) from the manufacture of Consumer Healthcare products on behalf of legal entities within Opella;
those revenues are presented within Other Revenues in the income statement. The Biopharma operating segment also includes the the purchase price of Biopharma products manufactured by legal entities within the Opella scope.
The “Other” category comprises primarily, but not exclusively, Consumer Healthcare activities that will not be transferred on the effective date of loss of control of Opella. These are primarily (i) hospital sales of Opella products in China, the transfer of which will be finalized no earlier than 2028 after a transitional period required to complete the transfer plan agreed with Sanofi in the context of public tendering arrangements ; (ii) sales made by the dedicated entity Opella Russie, the equity interests in which will be retained by Sanofi. Sanofi will continue to distribute Opella products in Russian territory under the distribution agreement signed in connection with the separation, the parties reserving the right to discuss the transfer of this retained interest during the distribution agreement term ; and (iii) sales of the Gold Bond product range, which are continuing in the United States through the retained subsidiary Gold Bond LLC (holder of the associated worldwide property rights).
Figures for comparative periods (2023 and 2022) have been re-presented on a consistent basis to reflect the classification of
Opella as a discontinued operation.
D.35.1. Segment results
Sanofi reports segment results on the basis of “Business operating income”. This indicator is used internally by Sanofi’s chief operating decision maker to measure the performance of the operating segment and to allocate resources.
“Business operating income” is derived from Operating income, adjusted as follows:
•amortization and impairment losses charged against intangible assets (other than software and other rights of an industrial or operational nature), are eliminated;
•fair value remeasurements of contingent consideration relating to business combinations (IFRS 3) or business divestments, and presented within the line item Fair value remeasurement of contingent consideration, are eliminated;
•expenses arising from the remeasurement of inventories following business combinations (IFRS 3) or acquisitions of groups of assets that do not constitute a business within the meaning of paragraph 2b of IFRS 3, are eliminated;
•amounts reported within the line items Restructuring costs and similar items are eliminated;
•other gains and losses including gains and losses on major divestments, presented within the line item Other gains and losses, and litigation, are eliminated;
•other costs and provisions related to litigation, presented within the line item Other gains and losses, and litigation, are eliminated;
•the share of profits/losses from investments accounted for using the equity method is added, to the extent that this relates to joint ventures and associates with which Sanofi has a strategic alliance; and
•the portion of business operating income net of tax attributable to non-controlling interests is deducted; and
•net income attributable to non-controlling interests related to continuing operations and excluding the effects of the above reconciliation items, is deducted.
The table below shows Sanofi’s segment results for the years ended December 31, 2024, December 31, 2023 and December 31,
2022:

	2024
(€ million)	Biopharma			Other			Total
	2024	Change vs. 2023 on a reported basis (IFRS)	Change vs. 2023 at constant exchange rates (non- IFRS)	2024	Change vs. 2023 on a reported basis (IFRS)	Change vs. 2023 at constant exchange rates (non- IFRS)	2024	Change vs. 2023 on a reported basis (IFRS)	Change vs. 2023 at constant exchange rates (non- IFRS)
Net sales	41,081	8.6%	11.3%	—			41,081	8.6%	11.3%
Other revenues	2,866	(18.2%)	(16.3%)	339	14.5%	23.3%	3,205	(15.7%)	(13.3%)
Cost of sales	(12,973)	4.5%	5.7%	(222)	8.8%	20.1%	(13,195)	4.6%	6.0%
Research and development expenses	(7,393)	13.7%	14.6%	(1)	(50.0%)	(50.0%)	(7,394)	13.6%	14.6%
Selling and general expenses	(9,113)	2.9%	4.6%	(70)	(11.4%)	(3.8%)	(9,183)	2.8%	4.5%
Other operating income and expenses	(3,305)			12			(3,293)
Share of profit/(loss) from investments accounted for using the equity method	136			—			136
Net income attributable to non-controlling interests	(14)			—			(14)
Business operating income	11,285	1.2%	7.3%	58	152.2%	160.9%	11,343	1.5%	7.6%
As % of net sales	27.5%						27.6%

	2023(a)
(€ million)	Biopharma	Other	Total
Net sales	37,817	—	37,817
Other revenues	3,505	296	3,801
Cost of sales	(12,415)	(204)	(12,619)
Research and development expenses	(6,505)	(2)	(6,507)
Selling and general expenses	(8,854)	(79)	(8,933)
Other operating income and expenses	(2,476)	12	(2,464)
Share of profit/(loss) from investments accounted for using the equity method	101	—	101
Net income attributable to non-controlling interests	(18)	—	(18)
Business operating income	11,155	23	11,178
(a)Figures for the comparative period (2023) have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued
operation.

	2022(a)(b)
(€ million)	Biopharma	Other	Total
Net sales	37,651	—	37,651
Other revenues	2,534	376	2,910
Cost of sales	(11,682)	(197)	(11,879)
Research and development expenses	(6,499)	(2)	(6,501)
Selling and general expenses	(8,536)	(203)	(8,739)
Other operating income and expenses	(764)	55	(709)
Share of profit/(loss) from investments accounted for using the equity method	76	—	76
Net income attributable to non-controlling interests	(16)	—	(16)
Business operating income	12,764	29	12,793
(a) Figures for the comparative period (2022) have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued
operation.
(b) 2022 business operating income has been recast from the amount previously reported to include the one-time income of €952 million from the Libtayo transaction (€706 million net of tax).
The table below, presented in compliance with IFRS 8, shows a reconciliation between aggregated “Business operating income”
for the segment and Income before tax and investments accounted for using the equity method:

(€ million)	2024	2023(a)	2022(a)(h)
Business operating income	11,343	11,178	12,793
Share of profit/(loss) from investments accounted for using the equity method(b)	(136)	(101)	(76)
Net income attributable to non-controlling interests(c)	14	18	16
Amortization and impairment of intangible assets(d)	(1,997)	(2,807)	(1,375)
Fair value remeasurement of contingent consideration	(96)	(93)	27
Expenses arising from the impact of acquisitions on inventories(e)	(10)	(9)	(3)
Restructuring costs and similar items(f)	(1,396)	(1,030)	(1,077)
Other gains and losses, and litigation(g)	(470)	(196)	(143)
Operating income	7,252	6,960	10,162
Financial expenses	(1,073)	(1,293)	(430)
Financial income	519	584	205
Income before tax and investments accounted for using the equity method	6,698	6,251	9,937
(a)Figures for comparative periods (2023 and 2022) have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued
operation.
(b)Joint ventures and associates with which Sanofi has entered into a strategic alliance.
(c)Excludes (i) restructuring costs and (ii) other adjustments attributable to non-controlling interests.
(d)For 2024, this line includes a net impairment charge of €248 million mainly due to a recognition of impairment losses of €640 million against on various research and development projects – including a €239 million loss resulting from the decision taken in February 2025 to discontinue a phase 3 clinical study investigating of a vaccine candidate to prevent invasive E.coli disease - partially offset by impairment losses reversals, recognized in connection with the disposals of the ProXTen platform and Enjaymo, for €225 million and €167 million respectively. For 2023, this amount mainly comprises an impairment loss of €833 million, reflecting the impact of the strategic decision to de-prioritize certain R&D programs, in particular those related to the
NK Cell and ProXTen technology platforms. For 2022, this line includes a reversal of €2,154 million on Eloctate franchise products following FDA approval of ALTUVIIIO on February 22, 2023, partially offset by an impairment loss of €1,586 million on intangible assets relating to SAR444245 (non-
alpha interleukin-2).
(e)This line records the impact of the workdown of acquired inventories remeasured at fair value at the acquisition date.
(f) See note D.27.
(g)See note D.28.
(h) 2022 business operating income has been recast from the amount previously reported to include the one-time income of €952 million from the Libtayo transaction (€706 million net of tax).
D.35.2. Other segment information
Figures for comparative periods (2023 and 2022) have been re-presented on a consistent basis to reflect the classification of
Opella as a discontinued operation.
The tables below show the split by operating segment of (i) the carrying amount of investments accounted for using the equity method with which Sanofi has entered into a strategic alliance, (ii) acquisitions of property, plant and equipment, and
(iii) acquisitions of intangible assets.
The principal investments accounted for using the equity method in the Biopharma segment are the interests in MSP Vaccine
Company, and Infraserv GmbH & Co. Höchst KG (see Note D.6.).
Acquisitions of intangible assets and property, plant and equipment correspond to acquisitions paid for during the period.

	Biopharma
(€ million)	2024	2023	2022
Investments accounted for using the equity method (a)	234	234	248
Acquisitions of property, plant and equipment	1,733	1,619	1,529
Acquisitions of other intangible assets	1,462	1,287	574
(a)Carrying amount at the end of the reporting period.
D.35.3. Information by geographical region
The geographical information on net sales provided below is based on the geographical location of the customer. In accordance with IFRS 8, the non-current assets reported below exclude right-of-use assets relating to leases as determined under IFRS 16, investments accounted for using the equity method, other non-current assets, non-current income tax assets, and deferred tax assets.

	2024
(€ million)	Total	Europe	of which France	United States	Other countries
Net sales	41,081	9,027	1,814	19,986	12,068
Non-current assets:
•property, plant and equipment owned	10,091	5,550	3,112	2,411	2,130
•goodwill	43,384	—	—	—	—
▪other intangible assets	22,629	3,307	—	18,711	611

(€ million)	2023
	Total	Europe	of which France	United States	Other countries
Net sales(a)	37,817	8,816	1,910	17,262	11,739
Non-current assets:
•property, plant and equipment owned	10,160	5,659	3,085	2,322	2,179
•goodwill	49,404	—	—	—	—
•other intangible assets	24,319	5,566	—	17,850	903
(a)Figures for 2023 have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation.

(€ million)	2022
	Total	Europe	of which France	United States	Other countries
Net sales(a)	37,651	8,490	1,830	16,986	12,175
Non-current assets:
•property, plant and equipment owned	9,869	5,365	2,875	2,457	2,047
•goodwill	49,892	—	—	—	—
•other intangible assets	21,640	6,257	—	14,174	1,209
(a)Figures for 2022 have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation.
As stated in Note D.5., goodwill is not allocated by geographical region.
D.35.4. Disclosures about major customers
Sales generated by Sanofi with its biggest customers, in particular certain wholesalers in the United States, represented 34% of net sales in 2024. The three largest customers respectively accounted for approximately 15%, 11% and 8% of Sanofi's net sales in 2024 (13%, 10% and 8% in 2023; 13%, 9% and 8% in 2022).